Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company has two reportable segments, the LNG segment and the NGL segment. The Company’s LNG segment consists of LNG carriers which generally operate under long-term, fixed-rate time-charter contracts to international energy companies. The Company's NGL segment consists of LPG, Ethane and multi-gas carriers which generally operate under voyage charters or time-charters. As at December 31, 2025, the Company’s LNG segment consisted of 51 LNG carriers and LNG carrier newbuildings (including 24 LNG carriers included in joint ventures that are accounted for under the equity method) and one LNG receiving and regasification terminal in Bahrain. As at December 31, 2025, the Company's NGL segment consisted of 42 LPG, Ethane and multi-gas carriers and LPG newbuildings (including 32 LPG carriers and newbuildings included in a joint venture that is accounted for under the equity method). The Company's chief operating decision maker is the Company's President and Chief Executive Officer who evaluates segment results based on income (loss) from vessel operations. The evaluation of segment results involves an assessment of the profitability of each segment. This information, along with forward-looking assessments of profitability, help the Company's chief operating decision maker to make informed decisions about investing and/or divesting of assets in a specific segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.
The following table presents voyage revenues and percentage of consolidated voyage revenues for the Company’s customers who accounted for 10% or more of the Company's consolidated voyage revenues during any of the years presented in these consolidated financial statements.

(U.S. Dollars in millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023

INEOS Europe AG(i)	$114.1 or 18%	$115.4 or 16%	$114.1 or 16%
Shell Plc. and subsidiaries(ii)	$95.3 or 15%	$115.2 or 16%	$118.9 or 16%
Ras Laffan Liquefied Natural Gas Company Ltd.(ii)	$75.1 or 12%	$75.0 or 11%	$74.2 or 10%
(i)NGL segment.
(ii)LNG segment.
The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2025
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	522,468	114,490	636,958
Voyage expenses	(11,178)	(903)	(12,081)
Vessel operating expenses	(186,710)	(35,930)	(222,640)
Depreciation and amortization	(111,816)	(32,166)	(143,982)
General and administrative expenses(i)	(30,971)	(3,481)	(34,452)
Write-down and loss on sale of vessels (note 18a)	(71,006)	—	(71,006)
Restructuring charges (note 17)	(21,927)	—	(21,927)
Income from vessel operations	88,860	42,010	130,870

Equity income (note 7)	67,525	25,716	93,241
Investment in and advances to equity-accounted joint ventures, net	1,142,885	214,977	1,357,862
Expenditures for vessels and equipment, including advances on newbuilding contracts	(59,302)	(1,293)	(60,595)
Expenditures for dry docking	(4,233)	(12,614)	(16,847)

	Year Ended December 31, 2024
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	566,614	144,130	710,744
Voyage expenses	(4,598)	(6,996)	(11,594)
Vessel operating expenses	(181,427)	(49,469)	(230,896)
Time-charter hire expenses	—	(8,237)	(8,237)
Depreciation and amortization	(111,339)	(31,325)	(142,664)
General and administrative expenses(i)	(23,402)	(5,686)	(29,088)
(Write-down) and gain on sales of vessels (note 18)	(387,109)	4,339	(382,770)
(Loss) income from vessel operations	(141,261)	46,756	(94,505)

Equity income (note 7)	94,577	27,702	122,279
Investment in and advances to equity-accounted joint ventures, net	1,158,718	187,860	1,346,578
Expenditures for vessels and equipment, including advances on newbuilding contracts	(256,540)	(645)	(257,185)
Expenditures for dry docking	(4,623)	(3,316)	(7,939)

	Year Ended December 31, 2023
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	563,514	163,277	726,791
Voyage expenses	(6,715)	(14,725)	(21,440)
Vessel operating expenses	(175,382)	(57,278)	(232,660)
Time-charter hire expenses	—	(8,777)	(8,777)
Depreciation and amortization	(110,477)	(35,251)	(145,728)
General and administrative expenses(i)	(24,111)	(6,800)	(30,911)
Gain (write-down) and gain (loss) on sales of vessels (note 18)	35,807	(7,816)	27,991
Income from vessel operations	282,636	32,630	315,266

Equity income (note 7)	120,021	28,985	149,006
Investment in and advances to equity-accounted joint ventures, net	1,151,581	160,158	1,311,739
Expenditures for vessels and equipment, including advances on newbuilding contracts	(102,809)	(87)	(102,896)
Expenditures for dry docking	(26,633)	(1,287)	(27,920)
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to consolidated total assets presented in the Company's consolidated balance sheets is as follows:

	December 31, 2025 $	December 31, 2024 $
Total assets of the LNG segment	4,157,470	4,378,066
Total assets of the NGL segment	857,258	846,929
Unallocated:
Cash and cash equivalents	122,906	153,726
Consolidated total assets	5,137,634	5,378,721